Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Accounts Receivable for Services	Accounts receivable for these services, which are not eliminated during consolidation, are presented in the table below:

	December 31,
(Thousands of dollars)	2020	2019
Accounts receivable for Centuri services	$13,956	$15,235

Schedule of Revenues by Geographic Area
The following table presents the amount of revenues for both segments by geographic area:

	December 31,
(Thousands of dollars)	2020	2019	2018
Revenues (a)
United States	$3,057,041	$2,893,201	$2,664,670
Canada	241,832	226,716	215,343
Total	$3,298,873	$3,119,917	$2,880,013
(a)Revenues are attributed to countries based on the location of customers.

Schedule of Segment Reporting Information	The financial information pertaining to the natural gas operations and utility infrastructure services segments for each of the three years in the period ended December 31, 2020 is as follows:

	Year Ended December 31, 2020
(Thousands of dollars)	Natural Gas Operations	Utility Infrastructure Services	Other	Total
Revenues from external customers	$1,350,585	$1,813,429	$—	$3,164,014
Intersegment sales	—	134,859	—	134,859
Total	$1,350,585	$1,948,288	$—	$3,298,873
Interest income	$4,015	$—	$—	$4,015
Interest expense	$101,148	$9,269	$1,060	$111,477
Depreciation and amortization	$235,295	$96,732	$—	$332,027
Income tax expense	$35,755	$31,128	$(1,130)	$65,753
Segment net income	$159,118	$74,862	$(1,656)	$232,324
Segment assets	$7,256,636	$1,475,237	$3,980	$8,735,853
Capital expenditures	$692,216	$132,889	$—	$825,105

	Year Ended December 31, 2019
(Thousands of dollars)	Natural Gas Operations	Utility Infrastructure Services	Other	Total
Revenues from external customers	$1,368,939	$1,592,252	$—	$2,961,191
Intersegment sales	—	158,726	—	158,726
Total	$1,368,939	$1,750,978	$—	$3,119,917
Interest income	$6,356	$—	$—	$6,356
Interest expense	$95,026	$14,086	$114	$109,226
Depreciation and amortization	$215,620	$87,617	$—	$303,237
Income tax expense	$34,973	$21,399	$(349)	$56,023
Segment net income	$163,171	$52,404	$(1,639)	$213,936
Segment assets	$6,798,746	$1,365,194	$6,108	$8,170,048
Capital expenditures	$778,748	$159,400	$—	$938,148

	Year Ended December 31, 2018
(Thousands of dollars)	Natural Gas Operations	Utility Infrastructure Services	Other	Total
Revenues from external customers	$1,357,728	$1,386,371	$—	$2,744,099
Intersegment sales	—	135,914	—	135,914
Total	$1,357,728	$1,522,285	$—	$2,880,013
Interest income	$6,020	$88	$—	$6,108
Interest expense	$81,740	$14,190	$741	$96,671
Depreciation and amortization	$191,816	$57,396	$—	$249,212
Income tax expense	$43,991	$18,420	$(727)	$61,684
Segment net income	$138,842	$44,977	$(1,542)	$182,277
Segment assets	$6,141,584	$1,215,573	$572	$7,357,729
Capital expenditures	$682,869	$83,045	$—	$765,914